AMG Managers Brandywine Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2020
Shares		Cost	Value
Common Stocks - 99.2%
Communication Services
	Interactive Home Entertainment - 2.2%
229,786	Activision Blizzard, Inc.	$13,922,091	$21,335,630
	Interactive Media & Services - 4.7%
91,150	Facebook, Inc., Class A*	25,172,850	24,898,534
373,239	Twitter, Inc. *	12,258,691	20,210,892
	Movies & Entertainment - 2.1%
107,559	The Walt Disney Co.*	16,570,959	19,487,540
Total Communication Services		67,924,591	85,932,596
	This sector is 26.5% above your Fund's cost.
Consumer Discretionary
	Apparel, Accessories & Luxury Goods - 5.3%
178,122	Carter's, Inc.*	16,161,569	16,755,937
46,295	Lululemon Athletica, Inc. (Canada)*	15,375,751	16,112,049
205,184	VF Corp.	15,462,074	17,524,765
	Automotive Retail - 1.9%
301,071	Penske Automotive Group, Inc.	15,788,359	17,880,607
	Consumer Electronics - 1.8%
2,125,547	GoPro Inc. , Class A*,1	16,004,463	17,599,529
	Education Services - 1.6%
166,526	Chegg, Inc.*,1	6,085,780	15,042,294
	Footwear - 4.3%
382,009	Crocs, Inc.*	10,461,251	23,936,684
538,977	Wolverine World Wide, Inc.[1]	15,055,836	16,843,031
	Home Improvement Retail - 5.2%
155,270	Floor & Decor Holdings, Inc., Class A*	10,872,018	14,416,819
884,090	GrowGeneration Corp.*,1	18,394,728	35,558,100
	Internet & Direct Marketing Retail - 4.2%
12,382	Amazon.com, Inc.*	23,060,330	40,327,307
	Leisure Products - 3.4%
174,404	Hasbro, Inc.	15,492,061	16,313,750
238,758	YETI Holdings, Inc.*	10,148,759	16,347,761
Total Consumer Discretionary		188,362,979	264,658,633
	This sector is 40.5% above your Fund's cost.
Health Care
	Health Care Equipment - 3.6%
360,874	Tandem Diabetes Care, Inc.*	18,088,286	34,528,424
	Life Sciences Tools & Services - 5.3%
595,251	Avantor, Inc.*	16,077,238	16,756,316
96,313	Repligen Corp.*	14,543,337	18,456,460
Shares		Cost	Value

32,617	Thermo Fisher Scientific, Inc.	$5,572,949	$15,192,346
Total Health Care		54,281,810	84,933,546
	This sector is 56.5% above your Fund's cost.
Industrials
	Aerospace & Defense - 1.8%
27,830	TransDigm Group, Inc.*	16,083,380	17,222,596
	Building Products - 3.7%
432,675	Builders FirstSource, Inc.*	14,824,642	17,657,467
230,006	Owens Corning	15,354,684	17,425,254
	Electrical Components & Equipment - 2.9%
119,080	Generac Holdings, Inc.*	15,288,674	27,079,983
	Industrial Machinery - 2.2%
180,719	Chart Industries, Inc.*,1	15,004,862	21,286,891
	Trading Companies & Distributors - 1.9%
235,077	WESCO International, Inc.*	14,753,572	18,453,544
Total Industrials		91,309,814	119,125,735
	This sector is 30.5% above your Fund's cost.
Information Technology
	Application Software - 5.6%
45,070	Adobe, Inc.*	11,261,231	22,540,408
44,288	Intuit, Inc.	15,221,243	16,822,797
17,831	The Trade Desk, Inc., Class A*	7,573,838	14,282,631
	Communications Equipment - 4.2%
790,196	Calix, Inc.*	17,154,231	23,516,233
1,630,828	Infinera Corp.*,1	13,226,393	17,091,077
	Data Processing & Outsourced Services - 1.9%
75,608	PayPal Holdings, Inc.*	16,158,470	17,707,394
	Electronic Components - 2.3%
579,626	Corning, Inc.	16,104,371	20,866,536
62,820	Knowles Corp.*	977,617	1,157,773
	Internet Services & Infrastructure - 4.2%
16,100	Shopify, Inc., Class A (Canada)*	15,650,255	18,224,395
8,147	Snowflake, Inc., Class A*,1	1,996,341	2,292,566
56,969	Twilio, Inc., Class A*	15,040,269	19,284,006
	Semiconductor Equipment - 5.6%
192,584	Advanced Energy Industries, Inc.*	15,173,630	18,674,871
98,922	Enphase Energy, Inc.*	4,503,546	17,357,843
285,951	Kulicke & Soffa Industries, Inc. (Singapore)	9,451,798	9,096,101
65,945	Teradyne, Inc.	5,749,751	7,906,146
	Semiconductors - 9.3%
186,513	Advanced Micro Devices, Inc.*	14,476,812	17,105,107
203,507	Ambarella, Inc.*	15,292,026	18,686,013

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)
Shares		Cost	Value
Information Technology (continued)
	Semiconductors - 9.3% (continued)
99,931	Skyworks Solutions, Inc.	$14,752,046	$15,277,451
174,666	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	15,505,254	19,045,581
81,330	Universal Display Corp.[1]	15,058,449	18,689,634
	Systems Software - 1.7%
302,126	Commvault Systems, Inc.*	16,154,575	16,728,717
	Technology Hardware, Storage & Peripherals - 2.1%
151,428	Apple, Inc.	10,893,427	20,092,981
Total Information Technology		267,375,573	352,446,261
	This sector is 31.8% above your Fund's cost.
Materials
	Fertilizers & Agricultural Chemicals - 1.8%
778,247	The Mosaic Co.	17,282,370	17,907,463
	Metal & Glass Containers - 2.4%
152,589	Crown Holdings, Inc.*	11,664,916	15,289,418
638,809	O-I Glass, Inc.	7,402,167	7,601,827
Total Materials		36,349,453	40,798,708
	This sector is 12.2% above your Fund's cost.
Total Common Stocks		705,604,220	947,895,479

Principal Amount
Short-Term Investments - 2.2%

Joint Repurchase Agreements - 1.4%[2]
$2,345,747	Cantor Fitzgerald Securities, Inc., dated 12/31/20, due 01/04/21, 0.070% total to be received $2,345,765 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/25/21 - 10/15/62, totaling $2,392,662)	2,345,747	2,345,747
2,658,394	Citadel Securities LLC, dated 12/31/20, due 01/04/21, 0.130% total to be received $2,658,432 (collateralized by various U.S. Treasuries, 0.000% - 7.875%, 01/31/21 - 05/15/49, totaling $2,711,603)	2,658,394	2,658,394
1,935,852	Citigroup Global Markets, Inc., dated 12/31/20, due 01/04/21, 0.070% total to be received $1,935,867 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.000%, 09/15/21 - 01/01/51, totaling $1,974,569)	1,935,852	1,935,852
PrincipalAmount		Cost	Value
$1,047,989	Mirae Asset Securities USA, Inc., dated 12/31/20, due 01/04/21, 0.130% total to be received $1,048,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.125%, 02/18/21 - 01/15/62, totaling $1,068,964)	$1,047,989	$1,047,989
3,213,260	RBC Dominion Securities, Inc., dated 12/31/20, due 01/04/21, 0.080% total to be received $3,213,289 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 01/05/21 - 12/20/50, totaling $3,277,525)	3,213,260	3,213,260
2,328,224	State of Wisconsin Investment Board, dated 12/31/20, due 01/04/21, 0.160% total to be received $2,328,265 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/22 - 02/15/47, totaling $2,380,708)	2,328,224	2,328,224
	Total Joint Repurchase Agreements	13,529,466	13,529,466

Shares
Other Investment Companies - 0.8%
2,335,602	Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	2,335,602	2,335,602
2,335,602	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%[3]	2,335,602	2,335,602
2,406,378	JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	2,406,378	2,406,378
	Total Other Investment Companies	7,077,582	7,077,582
Total Short-Term Investments		20,607,048	20,607,048
Total Investments - 101.4%		726,211,268	968,502,527
Other Assets, less Liabilities - (1.4%)			(13,498,584)
Total Net Assets - 100.0%			$955,003,943

*	Non-income producing security.
[1]	Some of these securities, amounting to $50,073,334 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)
[3]	Yield shown represents the December 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$947,895,479	—	—	$947,895,479
Short-Term Investments
Joint Repurchase Agreements	—	$13,529,466	—	13,529,466
Other Investment Companies	7,077,582	—	—	7,077,582
Total Investments in Securities	$954,973,061	$13,529,466	—	$968,502,527

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended December 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$50,073,334	$13,529,466	$38,636,509	$52,165,975
The following table summarizes the securities received as collateral for securities lending at December 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.125%	01/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.